Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2019		Jan. 02, 2019	Dec. 31, 2018
Operating lease liabilities	$ 19,150,384
Operating lease right-of-use assets	$ 14,524,463	[1]	$ 19,823,202
Adoption of Leases Topic 842 [Member]
Operating lease liabilities			22,100,000
Operating lease right-of-use assets			$ 19,800,000

[1]	Excludes South Africa as those amounts are recorded as assets and liabilities held for sale at September 30, 2019